PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

              SUPPLEMENT TO THE PROSPECTUS DATED SEPTEMBER 27, 2004

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     The following is added as the last paragraph under the "Transfer of Policy
Value - Dollar Cost Averaging" subsection of your prospectus:

     We may at different times offer an Enhanced Dollar Cost Averaging Program. This Enhanced DCA Program can offer a higher interest rate during selected periods.

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Dated: September 27, 2004      Please keep this supplement for future reference.




TF862